REGULATORY MATTERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Regulatory Assets
Risk Weighted Assets	$ 99,280	$ 94,927
Capital to Risk Weighted Assets	12.84%	12.69%
Capital Required for Capital Adequacy	61,842	59,859
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	90,908	87,164
Tier One Risk Based Capital to Risk Weighted Assets	11.76%	11.65%
Tier One Risk Based Capital Required for Capital Adequacy	30,921	29,930
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	90,908	87,164
Tier One Leverage Capital to Average Assets	9.39%	9.17%
Tier One Leverage Capital Required for Capital Adequacy	38,723	38,021
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Bank [Member]
Regulatory Assets
Risk Weighted Assets	96,600	92,515
Capital to Risk Weighted Assets	12.55%	12.42%
Capital Required for Capital Adequacy	61,586	59,609
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	76,983	74,511
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	88,228	84,860
Tier One Risk Based Capital to Risk Weighted Assets	11.46%	11.39%
Tier One Risk Based Capital Required for Capital Adequacy	30,793	29,804
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	46,190	44,707
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	88,228	84,860
Tier One Leverage Capital to Average Assets	9.14%	8.96%
Tier One Leverage Capital Required for Capital Adequacy	38,595	37,896
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 48,244	$ 47,370
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%